Shareholder Report, Holdings (Details) - Cambria Chesapeake Pure Trend ETF	Dec. 31, 2025
First American Government Obligations Fund - Class X, 3.67% [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Northrop Grumman Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Deere & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Percent of Total Short Exposure	(1.60%)
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Percent of Total Short Exposure	(1.00%)
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Percent of Total Short Exposure	(2.10%)
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Percent of Total Short Exposure	(2.90%)
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Percent of Total Short Exposure	(1.10%)
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Percent of Total Short Exposure	(3.40%)
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(1.60%)
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.70%)
Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Forward Currency Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%